T. ROWE PRICE International Bond Fund (USD Hedged)
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 19,435
Republic of Albania, 5.90%, 6/9/28 (EUR)  8,040,000 10,029
Total Albania (Cost $25,904) 29,464
AUSTRALIA 2.3%
Corporate Bonds 1.2%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 3,005
APA Infrastructure, 2.00%, 7/15/30 (EUR)  6,600,000 7,349
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,926
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 3,022
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 9,465
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 13,544
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 3,005
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  11,947,000 14,736
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  6,100,000 7,297
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 3,012
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 13,187
84,548
Government Bonds 1.1%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  118,353,000 80,343
80,343
Total Australia (Cost $163,175) 164,891
AUSTRIA 0.4%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,922
2,922
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 16,898,000 10,414
Republic of Austria, 3.15%, 10/20/53 (1) 13,355,000 14,100
24,514
Total Austria (Cost $28,108) 27,436

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 2.0%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 3,008
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,601
4,609
Government Bonds 1.9%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 128,538,000 137,374
137,374
Total Belgium (Cost $127,954) 141,983
BRAZIL 2.0%
Corporate Bonds 0.4%
Klabin Austria, 5.75%, 4/3/29 (USD)  9,300,000 9,478
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 10,800,000 10,503
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  2,240,000 2,062
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 6,970,000 7,166
29,209
Government Bonds 1.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  310,010,000 51,041
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  411,838,000 63,443
114,484
Total Brazil (Cost $135,660) 143,693
BULGARIA 1.0%
Government Bonds 1.0%
Republic of Bulgaria, Series 10Y, 0.375%, 9/23/30 (EUR)  2,565,000 2,695
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35 (EUR)  23,316,000 26,904
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34 (EUR)  34,870,000 41,262
Total Bulgaria (Cost $69,485) 70,861

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CANADA 4.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,825
5,825
Corporate Bonds 0.3%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 3,009
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,922
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 27,134,000 19,641
25,572
Government Bonds 3.9%
Government of Canada, 2.75%, 12/1/48  17,800,000 11,112
Government of Canada, 3.50%, 12/1/57  16,602,000 11,618
Government of Canada, 4.00%, 3/1/29  151,216,000 113,589
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  171,770,355 145,666
Province of Ontario, 3.50%, 6/2/43  2,739,000 1,767
283,752
Non-U.S. Government Mortgage-Backed Securities 0.6%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 25,066,910 18,044
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 31,390,000 22,751
40,795
Total Canada (Cost $359,936) 355,944
CHILE 0.8%
Corporate Bonds 0.1%
AES Andes, 6.25%, 3/14/32 (USD)  2,902,000 3,042
Engie Energia Chile, 6.375%, 4/17/34 (USD)  4,000,000 4,273
Interchile, 4.50%, 6/30/56 (USD)  4,563,000 3,916
11,231
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 40,215,000,000 42,510

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Chile, 4.125%, 7/5/34 (EUR)  4,620,000 5,614
48,124
Total Chile (Cost $58,828) 59,355
CHINA 3.1%
Corporate Bonds 0.1%
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD) (3) 2,944,000 2,981
2,981
Government Bonds 3.0%
People's Republic of China, Series INBK, 2.47%, 7/25/54  390,430,000 57,231
People's Republic of China, Series INBK, 2.53%, 6/15/74  38,700,000 5,824
People's Republic of China, Series INBK, 2.69%, 8/15/32  521,000,000 77,444
People's Republic of China, Series INBK, 3.32%, 4/15/52  379,000,000 64,351
People's Republic of China, Series INBK, 3.53%, 10/18/51  10,000,000 1,757
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 13,283
219,890
Total China (Cost $210,857) 222,871
COLOMBIA 1.6%
Government Bonds 1.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 18,621
Republic of Colombia, Series B, 6.25%, 7/9/36  177,045,500,000 31,278
Republic of Colombia, Series B, 7.00%, 3/26/31  23,388,800,000 4,989
Republic of Colombia, Series B, 11.75%, 1/24/35  74,800,000,000 19,136
Republic of Colombia, Series B, 13.25%, 2/9/33  157,780,000,000 43,554
Total Colombia (Cost $108,552) 117,578
CÔTE D'IVOIRE 0.7%
Government Bonds 0.7%
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 7,630,000 8,958
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 24,736,500,000 44,347
Total Côte d'Ivoire (Cost $48,930) 53,305

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 20,614
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,472
Republic of Cyprus, 2.75%, 5/3/49  5,532,000 5,283
Total Cyprus (Cost $31,069) 28,369
CZECH REPUBLIC 2.8%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (2) 4,500,000 5,537
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 3,160,000 3,266
8,803
Government Bonds 2.7%
Czech Republic, Series 125, 1.50%, 4/24/40  3,101,360,000 98,455
Czech Republic, Series 145, 3.50%, 5/30/35  1,771,960,000 78,691
Czech Republic, Series 151, 4.90%, 4/14/34  420,830,000 20,899
198,045
Total Czech Republic (Cost $200,121) 206,848
DENMARK 0.9%
Corporate Bonds 0.9%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 4,122
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (2) 8,420,000 9,367
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (2) 2,440,000 2,854
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (2) 2,410,000 2,936
DSV Finance, 3.25%, 11/6/30 (EUR)  6,000,000 7,113
Orsted, 4.875%, 1/12/32 (GBP)  16,210,000 20,949
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,827
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 17,482
Total Denmark (Cost $62,421) 67,650
EGYPT 0.7%
Government Bonds 0.7%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  16,860,000 19,008
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  656,400,000 11,072

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt Treasury Bills, Series 364D, 26.149%,
6/23/26  628,400,000 11,058
Arab Republic of Egypt Treasury Bills, Series 364D, 26.549%,
3/17/26  593,000,000 11,066
Total Egypt (Cost $49,096) 52,204
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  32,500,000 38,308
Total Estonia (Cost $35,395) 38,308
FINLAND 0.0%
Corporate Bonds 0.0%
Metso, 0.875%, 5/26/28  2,775,000 3,109
Total Finland (Cost $2,844) 3,109
FRANCE 4.9%
Corporate Bonds 2.0%
Abertis France, 1.475%, 1/18/31  8,600,000 9,173
Altice France, 3.375%, 1/15/28 (1)(4) 224,000 225
Altice France, 5.875%, 2/1/27 (1)(4) 655,000 693
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,455
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,523
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  13,800,000 17,466
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,866
BNP Paribas, VR, 2.125%, 1/23/27 (2) 9,300,000 10,905
BNP Paribas, VR, 3.875%, 1/10/31 (2) 4,000,000 4,866
BPCE, 0.25%, 1/14/31  7,100,000 7,199
BPCE, 3.50%, 1/25/28  5,500,000 6,595
Credit Agricole, 0.875%, 1/14/32  1,000,000 1,012
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (2) 6,000,000 6,947
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,890
Engie, 3.875%, 1/6/31  6,000,000 7,278
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 3,035
Loxam, 6.375%, 5/15/28  3,795,000 4,593
Maya, 5.375%, 4/15/30  5,330,000 6,380
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,957
Paprec Holding, 4.125%, 7/15/30 (1) 960,000 1,121
Praemia Healthcare, 1.375%, 9/17/30  2,600,000 2,770

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 6,758
Societe Generale, VR, 4.875%, 11/21/31 (2) 5,700,000 7,135
SPIE, 3.75%, 5/28/30  5,400,000 6,407
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,307
Veolia Environnement, 1.94%, 1/7/30  5,700,000 6,430
146,986
Government Bonds 2.9%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 105,684,000 98,605
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 62,123,000 72,388
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 34,926,000 38,717
209,710
Total France (Cost $338,265) 356,696
GERMANY 3.4%
Corporate Bonds 1.4%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 3,013
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 16,235
Fresenius, 1.625%, 10/8/27  2,635,000 3,039
Gruenenthal, 4.625%, 11/15/31 (1) 160,000 191
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 654
Gruenenthal, 6.75%, 5/15/30  3,500,000 4,316
Hannover Rueck, 1.125%, 4/18/28 (3) 2,600,000 2,951
Hannover Rueck, VR, 1.125%, 10/9/39 (2) 11,500,000 12,421
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 4,800,000 5,234
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,972
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,860
Techem Verwaltungsgesellschaft 675 mbH, 4.625%, 7/15/32  3,070,000 3,610
TK Elevator Midco, 4.375%, 7/15/27 (1) 2,745,000 3,224
TUI Cruises, 5.00%, 5/15/30  4,485,000 5,397
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,917
Volkswagen Bank, 4.625%, 5/3/31  5,900,000 7,288
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 10,749
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,508
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,989
101,568
Government Bonds 2.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  123,926,363 144,652

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,947
148,599
Total Germany (Cost $235,209) 250,167
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (2) 12,450,000 14,696
United Group, 4.625%, 8/15/28 (1) 3,105,000 3,643
Total Greece (Cost $16,465) 18,339
HUNGARY 1.9%
Government Bonds 1.9%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,555
Republic of Hungary, Series 29/A, 2.00%, 5/23/29  19,800,000,000 51,324
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  13,863,000,000 35,269
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  12,986,430,000 34,886
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  2,496,670,000 5,571
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  5,964,000 7,271
Total Hungary (Cost $137,914) 139,876
ICELAND 0.2%
Government Bonds 0.2%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  8,096,000 9,796
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  5,385,000 5,925
Total Iceland (Cost $15,234) 15,721
INDIA 1.2%
Government Bonds 1.2%
Republic of India, 6.33%, 5/5/35  1,440,000,000 16,001
Republic of India, 6.54%, 1/17/32  1,769,400,000 19,973
Republic of India, 7.26%, 8/22/32  4,423,240,000 51,820
Total India (Cost $90,024) 87,794
INDONESIA 2.0%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  9,400,000 9,467

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Freeport Indonesia, 6.20%, 4/14/52 (USD)  1,360,000 1,392
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,942
14,801
Government Bonds 1.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  32,797,000 39,616
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  11,040,000 7,286
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  6,190,000 4,134
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 28,472
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  115,952,000,000 7,163
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 9,537
Republic of Indonesia, Series 101, 6.875%, 4/15/29  102,083,000,000 6,429
Republic of Indonesia, Series 103, 6.75%, 7/15/35  159,635,000,000 9,851
Republic of Indonesia, Series 106, 7.125%, 8/15/40  258,825,000,000 16,053
128,541
Total Indonesia (Cost $146,841) 143,342
IRELAND 0.3%
Corporate Bonds 0.2%
AIB Group, VR, 3.75%, 3/20/33 (2) 5,900,000 7,062
AIB Group, VR, 4.625%, 5/20/35 (2) 2,656,000 3,247
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 3,050
13,359
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,104
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,238
7,342
Total Ireland (Cost $23,812) 20,701
ISRAEL 0.3%
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  17,984,000 20,697
Total Israel (Cost $21,167) 20,697
ITALY 2.1%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,979

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 3,075
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 7,139
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 6,304
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,887
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  4,500,000 5,254
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 14,001
Italgas, 1.625%, 1/19/27  2,570,000 2,981
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,130,000 3,730
Snam, 0.875%, 10/25/26  6,950,000 8,034
56,384
Government Bonds 1.3%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 13,485,000 15,510
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  27,735,000 22,832
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 51,605,332 61,377
99,719
Total Italy (Cost $151,626) 156,103
JAPAN 8.4%
Government Bonds 8.4%
Government of Japan, Series 16, 1.30%, 3/20/63  10,076,300,000 39,722
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  8,952,041,676 62,479
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  3,335,046,000 22,954
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,328,842,996 22,736
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  27,804,430,961 187,730
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  2,358,010,900 15,894
Government of Japan, Series 44, 1.70%, 9/20/44  8,276,200,000 48,877
Government of Japan, Series 74, 1.00%, 3/20/52  10,826,400,000 46,373
Government of Japan, Series 75, 1.30%, 6/20/52  10,441,250,000 48,363
Government of Japan, Series 76, 1.40%, 9/20/52  9,384,900,000 44,463
Government of Japan, Series 83, 2.20%, 6/20/54  6,220,600,000 35,095
Government of Japan, Series 87, 2.80%, 6/20/55  5,210,000,000 33,323
Total Japan (Cost $696,884) 608,009

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
JORDAN 0.3%
Government Bonds 0.3%
Kingdom of Jordan, 6.125%, 1/29/26 (USD)  14,809,000 14,868
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  7,300,000 7,631
Total Jordan (Cost $22,378) 22,499
KAZAKHSTAN 0.3%
Corporate Bonds 0.3%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  6,870,000 7,078
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  12,400,000 11,450
Total Kazakhstan (Cost $17,870) 18,528
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,759
Total Kuwait (Cost $9,178) 8,759
LATVIA 1.6%
Government Bonds 1.6%
Republic of Latvia, 0.375%, 10/7/26  86,021,000 99,465
Republic of Latvia, 3.875%, 5/22/29  15,752,000 19,294
Total Latvia (Cost $110,574) 118,759
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  17,920,000 21,192
Republic of Lithuania, 3.875%, 6/14/33  38,084,000 46,473
Total Lithuania (Cost $59,979) 67,665
LUXEMBOURG 0.8%
Corporate Bonds 0.8%
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,589
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  6,700,000 7,259

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 11,143
GELF Bond Issuer I, 3.625%, 11/27/31  6,000,000 7,091
Logicor Financing, 0.875%, 1/14/31  7,100,000 7,265
Logicor Financing, 3.25%, 11/13/28  10,800,000 12,719
SELP Finance, 3.75%, 1/16/32  4,428,000 5,230
SES, 4.875%, 6/24/33  7,425,000 9,054
Total Luxembourg (Cost $59,777) 61,350
MACAO 0.3%
Corporate Bonds 0.3%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1) 6,650,000 6,683
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 5,140,000 5,427
Sands China, STEP, 3.80%, 1/8/26 (USD)  7,500,000 7,485
Total Macao (Cost $19,273) 19,595
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 6,640,000 6,811
Total Madagascar (Cost $6,607) 6,811
MALAYSIA 1.7%
Government Bonds 1.7%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 19,412
Government of Malaysia, Series 0123, 4.457%, 3/31/53  15,000,000 3,846
Government of Malaysia, Series 0216, 4.736%, 3/15/46  251,309,000 66,776
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 37,124
Total Malaysia (Cost $116,694) 127,158
MEXICO 2.2%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 9,346
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (2) 8,675,000 8,525
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 8,035,000 8,413
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 5,560,000 5,625
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  2,219,000 2,311
34,220

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.7%
Mexican Udibonos, Series S, 4.00%, 8/24/34  764,082,805 39,851
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  18,129,000 21,076
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  9,023,000 10,673
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  17,590,000 21,121
United Mexican States, Series M, 7.50%, 5/26/33  417,805,000 21,563
United Mexican States, Series M, 8.50%, 5/31/29  148,008,000 8,189
122,473
Total Mexico (Cost $142,416) 156,693
MONTENEGRO 0.5%
Government Bonds 0.5%
Government of Montenegro, 4.875%, 4/1/32 (1) 22,310,000 26,348
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 12,390,000 13,223
Total Montenegro (Cost $36,285) 39,571
MOROCCO 1.5%
Government Bonds 1.5%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  8,780,000 10,269
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 46,139,000 55,372
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  9,343,000 11,212
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 26,140,000 31,713
Total Morocco (Cost $99,529) 108,566
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 133
IMCD, 3.625%, 4/30/30  6,100,000 7,230
ING Groep, VR, 0.375%, 9/29/28 (2) 2,800,000 3,144
ING Groep, VR, 1.25%, 2/16/27 (2) 8,800,000 10,293
ING Groep, VR, 1.75%, 2/16/31 (2) 6,500,000 7,231
ING Groep, VR, 4.75%, 5/23/34 (2) 6,000,000 7,625
NN Group, 1.625%, 6/1/27  2,575,000 2,983
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,919
Veon Midco, 3.375%, 11/25/27 (USD)  3,880,000 3,637
VZ Secured Financing, 3.50%, 1/15/32 (3) 3,900,000 4,326
Ziggo, 2.875%, 1/15/30  2,720,000 3,030
Total Netherlands (Cost $48,799) 52,551

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 9,769
Total New Zealand (Cost $8,596) 9,769
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,647
Total North Macedonia (Cost $5,777) 6,647
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 7,588
Total Norway (Cost $6,748) 7,588
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  14,318,000 3,995
Republic of Peru, Series REGS, 5.40%, 8/12/34  15,306,000 4,271
Total Peru (Cost $6,908) 8,266
POLAND 0.7%
Government Bonds 0.7%
Republic of Poland, 3.125%, 7/7/32 (EUR)  4,618,000 5,417
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  16,982,000 20,390
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  5,250,000 6,035
Republic of Poland, Series 1034, 5.00%, 10/25/34  63,666,000 17,073
Total Poland (Cost $44,959) 48,915
PORTUGAL 0.4%
Corporate Bonds 0.4%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (2) 5,800,000 6,776
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2)(3) 3,500,000 4,058

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
EDP Servicios Financieros Espana, 4.375%, 4/4/32  14,193,000 17,668
Total Portugal (Cost $26,451) 28,502
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 3.125%, 7/12/41 (USD)  6,400,000 4,940
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 8,039
QNB Finance, 4.875%, 1/30/29 (USD)  2,175,000 2,221
Total Qatar (Cost $15,138) 15,200
ROMANIA 0.6%
Corporate Bonds 0.1%
Digi Romania, 3.25%, 2/5/28 (EUR)  6,300,000 7,314
7,314
Government Bonds 0.5%
Republic of Romania, 5.375%, 3/22/31 (EUR)  9,440,000 11,296
Republic of Romania, 5.875%, 7/11/32 (EUR)  20,600,000 24,808
36,104
Total Romania (Cost $42,253) 43,418
SAUDI ARABIA 0.6%
Government Bonds 0.6%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 35,390,000 42,017
Total Saudi Arabia (Cost $36,979) 42,017
SERBIA 1.5%
Government Bonds 1.5%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 20,505,000 22,440
Republic of Serbia, 1.50%, 6/26/29 (EUR)  30,666,000 33,512
Republic of Serbia, 3.125%, 5/15/27 (EUR)  43,099,000 50,653
Total Serbia (Cost $100,090) 106,605
SINGAPORE 1.1%
Government Bonds 1.1%
Republic of Singapore, 0.50%, 11/1/25  44,175,000 34,212

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Singapore, 2.875%, 7/1/29  57,529,000 46,659
Total Singapore (Cost $74,328) 80,871
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (3) 14,085,000 14,488
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 8,182
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 5,108
Total Slovenia (Cost $28,104) 27,778
SOUTH AFRICA 1.3%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,891
6,891
Government Bonds 1.2%
Republic of South Africa, Series 2032, 8.25%, 3/31/32  875,120,000 50,039
Republic of South Africa, Series 2035, 8.875%, 2/28/35  710,467,000 40,413
90,452
Total South Africa (Cost $86,355) 97,343
SOUTH KOREA 0.4%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 9,400,000 9,501
9,501
Government Bonds 0.3%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  14,640,000 17,199
17,199
Total South Korea (Cost $26,494) 26,700
SPAIN 3.5%
Corporate Bonds 1.6%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 9,440
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (2) 8,900,000 10,789
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (2) 2,700,000 3,396
Banco de Sabadell, VR, 0.875%, 6/16/28 (2) 6,600,000 7,536

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Banco de Sabadell, VR, 5.00% (2)(5) 4,600,000 5,448
Banco de Sabadell, VR, 5.00%, 6/7/29 (2) 2,300,000 2,862
Banco de Sabadell, VR, 5.125%, 11/10/28 (2) 5,100,000 6,296
CaixaBank, 3.75%, 9/7/29  9,300,000 11,308
CaixaBank, VR, 6.25%, 2/23/33 (2) 2,600,000 3,262
Cellnex Telecom, 1.75%, 10/23/30  19,600,000 21,443
Cirsa Finance International, 7.875%, 7/31/28  4,415,000 5,391
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 8,555
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 10,211
Telefonica Emisiones, 3.724%, 1/23/34  12,000,000 14,019
119,956
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 84,650,000 64,838
Kingdom of Spain, 3.10%, 7/30/31  25,410,000 30,423
Kingdom of Spain, 3.15%, 4/30/35 (1) 34,136,000 39,880
135,141
Total Spain (Cost $241,799) 255,097
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,212
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,610
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,128
Total Sri Lanka (Cost $12,097) 13,950
SUPRANATIONAL 0.4%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  1,010,600,000 11,281
11,281
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  514,700,000 5,840
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  805,000,000 9,275
15,115
Total Supranational (Cost $27,617) 26,396

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 2.2%
Corporate Bonds 1.7%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,864
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  350,000,000 37,600
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 3,170
Stadshypotek, Series 1596, 2.50%, 2/1/30  380,000,000 40,129
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  353,100,000 37,935
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,876
Verisure Holding, 9.25%, 10/15/27 (EUR)  2,880,000 3,460
127,034
Government Bonds 0.5%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  350,239,598 35,293
35,293
Total Sweden (Cost $154,102) 162,327
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,847
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,328
UBS Group, VR, 2.875%, 4/2/32 (EUR) (2) 7,050,000 8,112
UBS Group, VR, 7.75%, 3/1/29 (EUR) (2) 6,929,000 9,060
Total Switzerland (Cost $21,391) 25,347
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,844
Total Tanzania (Cost $9,432) 9,844
THAILAND 2.1%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 7,545,000 7,145
GC Treasury Center, VR, 6.50% (USD) (1)(2)(5) 3,240,000 3,288
GC Treasury Center, VR, 7.125% (USD) (1)(2)(5) 2,580,000 2,669
13,102

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.9%
Kingdom of Thailand, 2.05%, 4/17/28  1,043,000,000 32,905
Kingdom of Thailand, 2.50%, 11/17/29  1,966,521,000 63,896
Kingdom of Thailand, 2.70%, 6/17/40  598,200,000 21,059
Kingdom of Thailand, 2.80%, 6/17/34  364,000,000 12,489
Kingdom of Thailand, 2.98%, 6/17/45  233,000,000 8,333
138,682
Total Thailand (Cost $144,560) 151,784
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (2) 10,130,000 10,665
DP World, 5.25%, 12/24/29 (USD)  17,900,000 18,210
Total United Arab Emirates (Cost $28,566) 28,875
UNITED KINGDOM 6.1%
Corporate Bonds 2.2%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  6,000,000 7,126
Barclays, VR, 0.577%, 8/9/29 (EUR) (2) 5,175,000 5,704
Barclays, VR, 0.877%, 1/28/28 (EUR) (2) 2,695,000 3,098
Barclays, VR, 6.369%, 1/31/31 (2) 4,650,000 6,570
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 2,147
DS Smith, 4.50%, 7/27/30 (EUR)  3,640,000 4,510
Heathrow Funding, 1.875%, 7/12/32 (EUR)  6,885,000 7,303
Heathrow Funding, 2.75%, 10/13/29  8,360,000 10,382
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (2) 10,715,000 12,871
Jerrold Finco, 7.50%, 6/15/31 (1) 1,195,000 1,639
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 476
Legal & General Group, VR, 5.375%, 10/27/45 (2) 5,685,000 7,646
Maison Finco, 6.00%, 10/31/27  2,650,000 3,533
Miller Homes Group Finco, 7.00%, 5/15/29  3,830,000 5,163
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,943
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (2) 5,250,000 5,789
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (2) 2,014,000 2,198
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2) 5,075,000 5,757
Next Group, 3.625%, 5/18/28  7,491,000 9,845
Next Group, 4.375%, 10/2/26  982,000 1,320

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (2) 6,475,000 7,127
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (2) 3,320,000 4,247
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (2) 5,300,000 6,331
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,509
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,948
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 6,108
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,961
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 6,314
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,909
159,474
Government Bonds 3.9%
United Kingdom Gilt, 1.25%, 10/22/41  61,438,000 47,668
United Kingdom Gilt, 3.25%, 1/22/44  31,737,000 32,217
United Kingdom Gilt, 3.75%, 3/7/27  81,695,000 109,520
United Kingdom Gilt, 4.375%, 3/7/30  33,620,000 45,650
United Kingdom Gilt, 4.375%, 7/31/54  44,519,000 50,144
285,199
Total United Kingdom (Cost $440,559) 444,673
UNITED STATES 5.0%
Corporate Bonds 4.8%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 3,018
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 7,018
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  4,610,000 5,354
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,287
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 16,046
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 7,056
Bank of America, VR, 1.662%, 4/25/28 (EUR) (2) 2,610,000 3,024
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 4,202
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,729
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,731
California Buyer, 5.625%, 2/15/32 (EUR)  4,250,000 5,200
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 12,617
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,944
Citigroup, VR, 4.296%, 7/23/36 (EUR) (2) 13,216,000 15,805
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,445
Comcast, 0.75%, 2/20/32 (EUR)  7,200,000 7,261
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  6,000,000 7,341
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,314

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 11,169
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 3,115
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 3,043
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 192
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,894
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 13,387
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,892
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  13,525,000 16,541
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 11,672
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,832
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (2) 3,180,000 4,148
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  4,690,000 5,318
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 9,492
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 4,159
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (2) 2,620,000 3,030
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (2) 5,700,000 7,119
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,261
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 779
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 11,348
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,986
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,570
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (2) 4,931,000 5,666
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (2) 11,660,000 12,754
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (2) 2,000,000 2,596
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,935
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,820
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 6,260
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,341
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 945
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,995
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (2) 9,145,000 11,086
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 3,061
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,597
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 5,290
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 5,345
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,986
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 3,064
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 10,512
348,592

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 22,754,395 15,046
15,046
Total United States (Cost $345,611) 363,638
UZBEKISTAN 0.1%
Corporate Bonds 0.1%
Jscb Agrobank, 9.25%, 10/2/29 (USD)  4,700,000 5,110
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  2,218,000 2,408
Total Uzbekistan (Cost $7,484) 7,518
SHORT-TERM INVESTMENTS 9.9%
Commercial Paper 1.8%
4(2)  1.5% (7)
Bacardi-Martini, 4.675%, 11/6/25  12,000,000 11,943
Canadian Natural Resources, 4.322%, 10/24/25  36,332,000 36,222
Nutrien, 4.368%, 10/20/25  15,520,000 15,483
TransCanada PipeLines, 4.391%, 10/24/25  17,740,000 17,689
VW Credit, 4.323%, 11/6/25  7,200,000 7,168
WPP CP, 4.398%, 10/20/25  11,530,000 11,503
WPP CP, 4.419%, 10/21/25  6,660,000 6,643
106,651
Non 4(2)  0.3%
NTT Finance Americas, 4.582%, 10/23/25  22,602,000 22,541
22,541
129,192
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 4.16% (8)(9) 406,790,203 406,790
406,790
U.S. Treasury Obligations 2.5%
U.S. Treasury Bills, 3.897%, 12/11/25 (10) 95,000,000 94,279
U.S. Treasury Bills, 4.287%, 10/2/25  91,317,000 91,307
185,586
Total Short-Term Investments (Cost $721,579) 721,568

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.16% (8)(9) 12,950,676 12,951
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,951
Total Securities Lending Collateral (Cost $12,951) 12,951
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually, Receive
Variable 2.10%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (4) 1 170,730 10,695
Citibank
10 Year Interest
Rate Swap,
12/18/36 Receive
Fixed 2.27%
Annually, Pay
Variable 2.10%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (4) 1 170,730 1,323

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Standard Chartered
USD / JPY, Put,
10/17/25 @
JPY150.46 (4) 2 144,200 242
Total Options Purchased (Cost $13,524) 12,260
Total Investments in Securities  98.9%
(Cost $7,031,587) $ 7,195,666
Other Assets Less Liabilities 1.1% 79,841
Net Assets 100.0% $ 7,275,507
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,038,194 and represents 14.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $106,651 and represents 1.5% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
(10) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE International Bond Fund (USD Hedged)

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 18,157 (242) (466) 224
Total Côte d'Ivoire (466) 224
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 334 (265) 599
Total Greece (265) 599
VietNam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 120 55 65
Total VietNam 55 65
Total Bilateral Credit Default Swaps, Protection
Sold (676) 888
Total Bilateral Swaps (676) 888

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 134,570 651 3,837 (3,186)
Total United States (3,186)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (3,186)
Credit Default Swaps, Protection Sold 0.1%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 3,700 26 39 (13)
Total Greece (13)
Vietnam 0.1%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 37,447 530 228 302
Total Vietnam 302
Total Centrally Cleared Credit Default Swaps,
Protection Sold 289
Interest Rate Swaps 0.0%
Canada 0.0%
30 Year Interest Rate Swap, Receive
Fixed 3.444% Semi-Annually, Pay
Variable 2.560% (CORRA) Semi-
Annually, 8/20/55 4,524 166 — 166
Total Canada 166
Chile 0.0%
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
2.373% (ICP) Semi-Annually, 4/11/35 32,470,487 191 — 191

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
2.188% (ICP) Semi-Annually, 4/24/35 15,158,000 (33) — (33)
Total Chile 158
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 4/11/30 204,300 (331) — (331)
5 Year Interest Rate Swap, Receive
Fixed 1.438% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 1/14/30 917,700 (1,078) — (1,078)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.900% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 14 — 14
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 3/12/30 177,350 60 — 60
Total China (1,335)
Foreign/Europe 0.1%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 2,105 — 2,105
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 1,026 — 1,026
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.052% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 966 — 966
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.112% (6M EURIBOR) Semi-Annually,
2/18/30 230,735 2,570 — 2,570

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.098% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 (2,353) — (2,353)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.111% (6M EURIBOR) Semi-Annually,
8/19/44 57,200 (3,968) — (3,968)
30 Year Interest Rate Swap, Pay Fixed
2.240% Annually, Receive Variable
2.112% (6M EURIBOR) Semi-Annually,
2/18/55 46,110 6,552 — 6,552
Total Foreign/Europe 6,898
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 5.735% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 9/8/30 2,366,000 15 — 15
7 Year Interest Rate Swap, Receive
Fixed 5.785% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 9/16/32 2,310,000 (64) — (64)
Total India (49)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.477% (JPY TONA) Annually, 8/10/28 14,299,120 1,727 — 1,727
5 Year Interest Rate Swap, Pay Fixed
0.602% Annually, Receive Variable
0.478% (JPY TONA) Annually, 5/2/29 6,082,968 708 — 708
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.478% (JPY TONA) Annually, 2/11/30 12,962,263 531 — 531
7 Year Interest Rate Swap, Pay Fixed
1.030% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 6,173,925 638 — 638
7 Year Interest Rate Swap, Pay Fixed
1.040% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 3,656,195 361 — 361

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Pay Fixed
1.041% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 3,656,195 359 — 359
Total Japan 4,324
Mexico (0.1)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
7.770% (MXIBTIIE) 28 Days, 1/24/35 563,500 (2,803) — (2,803)
Total Mexico (2,803)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,581 47 — 47
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,580 32 — 32
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 159,927 (49) — (49)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,489 (26) — (26)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,490 (43) — (43)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (173) — (173)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (181) — (181)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
4.580% (6M PLN WIBOR) Semi-
Annually, 9/29/32 240,274 (182) — (182)
Total Poland (575)
Total Centrally Cleared Interest Rate Swaps 6,784
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 156,000 (172) — (172)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 (102) — (102)
Total Foreign/Europe (274)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (274)
Total Centrally Cleared Swaps 3,613
Net payments (receipts) of variation margin to date (3,812)
Variation margin receivable (payable) on centrally cleared swaps $ (199)
* Credit ratings as of September 30, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/10/25 INR 492,439 USD 5,618 $ (76)
Bank of America 10/17/25 CZK 1,004,491 USD 48,588 (122)
Bank of America 10/17/25 HUF 5,598,552 USD 16,564 272
Bank of America 10/17/25 MXN 676,002 USD 36,085 759
Bank of America 10/17/25 USD 46,055 CZK 980,597 (1,257)
Bank of America 10/17/25 USD 51,911 HUF 17,152,258 332
Bank of America 10/24/25 USD 34,166 CHF 27,144 (34)
Bank of America 12/5/25 USD 29,387 COP 115,999,363 57
Bank of America 12/5/25 USD 126,694 MYR 530,521 413
Bank of America 12/5/25 USD 3,484 MYR 14,679 (10)
Bank of America 1/23/26 USD 12,262 EUR 10,300 91
Barclays Bank 10/9/25 TWD 508,459 USD 17,318 (623)
Barclays Bank 10/16/25 TRY 474,234 USD 10,840 412
Barclays Bank 10/17/25 USD 9,445 HUF 3,111,194 89
Barclays Bank 10/17/25 USD 87,642 ZAR 1,563,251 (2,767)
Barclays Bank 10/24/25 CAD 3,018 USD 2,210 (39)
Barclays Bank 10/24/25 USD 38,086 JPY 5,627,228 (68)
Barclays Bank 12/12/25 USD 47,714 SGD 61,009 160
BNP Paribas 10/10/25 INR 3,347,158 USD 38,359 (691)
BNP Paribas 10/16/25 TRY 1,082,879 USD 24,874 818
BNP Paribas 10/17/25 USD 36,426 HUF 12,144,505 (94)
BNP Paribas 10/17/25 USD 2,504 ZAR 43,292 —
BNP Paribas 10/24/25 AUD 26,456 USD 17,664 (152)
BNP Paribas 10/24/25 JPY 2,747,763 USD 18,702 (71)
BNP Paribas 10/24/25 USD 917,286 EUR 779,973 179
BNP Paribas 10/24/25 USD 729,099 JPY 107,122,974 2,784
BNP Paribas 11/21/25 EUR 579 USD 681 —
BNP Paribas 11/21/25 USD 53,733 GBP 40,164 (292)
BNY Mellon 11/21/25 GBP 34,512 USD 46,307 115
Citibank 10/2/25 NGN 11,416,174 USD 7,255 436
Citibank 10/2/25 NGN 11,416,174 USD 7,694 (2)
Citibank 10/2/25 USD 7,694 NGN 11,416,174 2
Citibank 10/2/25 USD 7,642 NGN 11,416,174 (49)
Citibank 10/10/25 IDR 985,946,086 USD 59,285 (156)
Citibank 10/10/25 INR 4,884,410 USD 55,020 (51)
Citibank 10/10/25 USD 4,295 IDR 70,883,732 44
Citibank 10/17/25 CNH 483,537 USD 67,741 177
Citibank 10/17/25 USD 87,708 CZK 1,861,065 (2,086)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/24/25 CAD 2,632 USD 1,927 $ (34)
Citibank 10/24/25 USD 446,447 CAD 610,382 7,321
Citibank 11/12/25 EGP 1,422,053 USD 28,502 592
Citibank 11/21/25 USD 4,361 EUR 3,696 8
Citibank 1/7/26 NGN 12,120,847 USD 7,302 705
Citibank 1/9/26 USD 54,712 INR 4,884,410 81
Citibank 1/15/26 USD 59,076 IDR 985,946,086 169
Citibank 4/10/26 NGN 11,416,174 USD 7,309 26
Deutsche Bank 10/10/25 IDR 32,049,328 USD 1,969 (47)
Deutsche Bank 10/10/25 USD 10,136 PEN 35,940 (212)
Deutsche Bank 10/17/25 CZK 122,509 USD 5,906 5
Deutsche Bank 10/17/25 CZK 216,377 USD 10,444 (4)
Deutsche Bank 11/7/25 USD 34,391 CLP 33,510,176 (468)
Deutsche Bank 11/21/25 USD 29,924 EUR 25,554 (169)
Deutsche Bank 11/21/25 USD 3,670 GBP 2,698 41
Deutsche Bank 12/2/25 USD 21,543 BRL 120,498 (764)
Goldman Sachs 10/9/25 TWD 1,269,078 USD 41,664 5
Goldman Sachs 10/9/25 TWD 1,477,844 USD 48,533 (10)
Goldman Sachs 10/9/25 USD 110,412 TWD 3,134,389 7,498
Goldman Sachs 10/10/25 USD 193,685 IDR 3,162,253,033 4,039
Goldman Sachs 10/10/25 USD 34,402 KRW 47,656,815 430
Goldman Sachs 10/17/25 USD 17,525 HUF 5,759,474 205
Goldman Sachs 10/17/25 USD 37,833 MXN 701,172 (383)
Goldman Sachs 10/24/25 USD 91,641 CHF 72,352 480
Goldman Sachs 10/24/25 USD 7,490 EUR 6,370 —
Goldman Sachs 11/21/25 EUR 18,504 USD 21,680 111
Goldman Sachs 11/28/25 USD 47,760 SEK 455,393 (790)
Goldman Sachs 12/4/25 USD 137,682 THB 4,457,432 (588)
Goldman Sachs 1/14/26 USD 91,039 TWD 2,746,923 87
HSBC Bank 10/10/25 IDR 333,928,192 USD 20,002 25
HSBC Bank 10/10/25 IDR 972,637,732 USD 59,253 (922)
HSBC Bank 10/10/25 INR 2,372,718 USD 26,729 (27)
HSBC Bank 10/17/25 USD 234,350 CNH 1,665,809 368
HSBC Bank 10/24/25 USD 11,046 AUD 17,121 (288)
HSBC Bank 10/24/25 USD 11,890 EUR 10,198 (101)
HSBC Bank 11/7/25 USD 8,272 CLP 8,083,745 (137)
HSBC Bank 1/9/26 USD 26,578 INR 2,372,718 39
HSBC Bank 1/15/26 USD 19,929 IDR 333,928,192 (22)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 1/23/26 USD 245,535 EUR 206,517 $ 1,522
JPMorgan Chase 10/10/25 IDR 575,632,629 USD 35,720 (1,199)
JPMorgan Chase 10/10/25 INR 125,497 USD 1,424 (11)
JPMorgan Chase 10/10/25 PEN 48,352 USD 13,564 358
JPMorgan Chase 10/17/25 HUF 754,828 USD 2,154 116
JPMorgan Chase 10/17/25 MXN 865,175 USD 45,868 1,287
JPMorgan Chase 10/17/25 USD 3,634 CZK 75,832 (25)
JPMorgan Chase 10/24/25 JPY 530,512 USD 3,557 39
JPMorgan Chase 10/24/25 JPY 6,426,885 USD 43,876 (300)
JPMorgan Chase 10/24/25 USD 22,310 CAD 30,684 235
JPMorgan Chase 10/24/25 USD 5,024 CHF 4,040 (67)
JPMorgan Chase 11/14/25 USD 17,492 PLN 64,018 (110)
JPMorgan Chase 11/21/25 GBP 2,671 USD 3,611 (18)
JPMorgan Chase 11/21/25 USD 5,505 EUR 4,671 4
JPMorgan Chase 11/21/25 USD 5,396 EUR 4,590 (10)
JPMorgan Chase 11/21/25 USD 4,839 GBP 3,569 38
JPMorgan Chase 12/5/25 USD 3,604 COP 14,664,116 (103)
JPMorgan Chase 12/12/25 USD 31,025 CNH 220,158 (19)
JPMorgan Chase 1/23/26 USD 37,066 EUR 31,239 155
Morgan Stanley 10/17/25 CZK 1,353,823 USD 65,459 (139)
Morgan Stanley 10/17/25 USD 35,808 MXN 683,912 (1,468)
Morgan Stanley 10/24/25 USD 5,305 EUR 4,548 (43)
Morgan Stanley 11/21/25 EUR 11,020 USD 12,968 10
Morgan Stanley 11/21/25 USD 511,687 GBP 378,312 2,811
Morgan Stanley 12/12/25 USD 31,766 SGD 40,673 64
NatWest Bank 10/24/25 USD 13,591 EUR 11,614 (65)
Nomura Securities
International 10/24/25 USD 5,443 JPY 803,625 (6)
RBC Dominion
Securities 10/9/25 USD 3,979 TWD 120,993 6
RBC Dominion
Securities 10/10/25 IDR 820,257,165 USD 49,962 (770)
RBC Dominion
Securities 10/10/25 USD 36,902 IDR 609,046,179 376
RBC Dominion
Securities 10/24/25 CAD 44,854 USD 32,671 (402)
RBC Dominion
Securities 11/21/25 GBP 2,499 USD 3,379 (18)
Societe Generale 10/17/25 USD 17,917 CZK 384,452 (633)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Societe Generale 10/24/25 CAD 3,024 USD 2,192 $ (16)
Societe Generale 10/24/25 JPY 2,362,279 USD 16,191 (174)
Societe Generale 10/24/25 USD 3,408 EUR 2,907 (11)
Societe Generale 12/5/25 USD 9,805 COP 38,666,454 28
Standard Chartered 10/10/25 IDR 49,415,583 USD 2,997 (33)
Standard Chartered 10/10/25 USD 16,459 INR 1,452,346 114
Standard Chartered 10/24/25 EUR 2,190 USD 2,580 (5)
Standard Chartered 11/21/25 USD 1,034,587 EUR 881,263 (3,230)
Standard Chartered 2/27/26 NGN 35,089,466 USD 21,889 943
State Street 10/17/25 HUF 16,352,282 USD 47,533 1,641
State Street 10/17/25 USD 198,849 CZK 4,159,287 (1,830)
State Street 10/17/25 USD 9,600 HUF 3,183,203 27
State Street 10/24/25 USD 11,213 AUD 17,194 (168)
State Street 10/24/25 USD 994 EUR 851 (7)
State Street 10/24/25 USD 18,693 JPY 2,747,763 63
State Street 11/21/25 USD 4,055 EUR 3,427 19
State Street 11/21/25 USD 14,089 GBP 10,469 7
State Street 12/2/25 USD 4,293 BRL 23,210 (4)
State Street 12/12/25 USD 101,015 CNH 714,408 277
State Street 1/23/26 USD 32,494 EUR 27,131 437
Toronto-Dominion Bank 10/24/25 USD 35,060 CAD 48,097 458
Toronto-Dominion Bank 10/24/25 USD 74,708 EUR 64,216 (799)
Toronto-Dominion Bank 11/21/25 USD 6,350 EUR 5,384 9
UBS Investment Bank 10/10/25 IDR 500,508,341 USD 30,343 (327)
UBS Investment Bank 10/10/25 USD 26,239 IDR 428,192,112 560
UBS Investment Bank 10/10/25 USD 113,684 INR 9,769,876 3,736
UBS Investment Bank 10/10/25 USD 8,102 PEN 28,963 (237)
UBS Investment Bank 10/17/25 CZK 608,026 USD 29,190 147
UBS Investment Bank 10/24/25 NZD 227 USD 136 (4)
UBS Investment Bank 10/24/25 USD 87,522 AUD 134,078 (1,229)
UBS Investment Bank 10/24/25 USD 9,789 CAD 13,499 77
UBS Investment Bank 10/24/25 USD 106,678 CHF 84,271 500
UBS Investment Bank 10/24/25 USD 1,765 EUR 1,503 (2)
UBS Investment Bank 10/24/25 USD 137 NZD 227 5
UBS Investment Bank 11/28/25 SEK 336,660 USD 36,216 (324)
UBS Investment Bank 11/28/25 USD 139,222 SEK 1,329,661 (2,537)
UBS Investment Bank 12/5/25 USD 78,955 COP 322,348,518 (2,550)
UBS Investment Bank 12/12/25 USD 104,942 CNH 743,567 93

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 12/12/25 USD 1,920 SGD 2,465 $ (2)
UBS Investment Bank 1/23/26 USD 738,224 EUR 619,551 6,184
Wells Fargo 10/10/25 KRW 47,656,815 USD 35,376 (1,403)
Wells Fargo 10/10/25 PEN 58,625 USD 16,469 412
Wells Fargo 10/10/25 USD 18,741 PEN 66,746 (478)
Wells Fargo 10/17/25 USD 38,367 MXN 728,938 (1,362)
Wells Fargo 10/24/25 EUR 1,341 USD 1,566 11
Wells Fargo 10/24/25 JPY 5,619,762 USD 38,386 (283)
Wells Fargo 1/23/26 USD 11,080 EUR 9,387 (12)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 16,105

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,044 Commonwealth of Australia ten year
bond contracts 12/25 (78,305) $ (547)
Long, 548 Commonwealth of Australia three year
bond contracts 12/25 38,742 (115)
Short, 2,134 Euro BOBL contracts 12/25 (295,164) (28)
Long, 32 Euro BTP contracts 12/25 4,502 42
Short, 793 Euro BUND contracts 12/25 (119,701) (560)
Long, 591 Euro BUXL thirty year bond contracts 12/25 79,433 1,052
Short, 674 Euro OAT contracts 12/25 (96,025) (831)
Long, 1,154 Euro SCHATZ contracts 12/25 144,942 (164)
Short, 384 Government of Canada ten year bond
contracts 12/25 (33,789) (677)
Short, 200 Government of Japan ten year bond
contracts 12/25 (183,643) 1,825
Long, 2,476 Republic of South Korea ten year
bond contracts 12/25 207,144 (2,653)
Short, 1,313 Republic of South Korea three year
bond contracts 12/25 (99,936) 502
Long, 1,473 U.K. Gilt ten year contracts 12/25 179,957 (39)
Short, 216 U.S. Treasury Notes five year contracts 12/25 (23,586) —
Short, 781 Ultra U.S. Treasury Notes ten year
contracts 12/25 (89,876) (874)
Net payments (receipts) of variation margin to date 2,857
Variation margin receivable (payable) on open futures contracts $ (210)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 8,108++
Totals $ —# $ — $ 8,108+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 176,234  ¤  ¤ $ 419,741
Total $ 419,741^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,108 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $419,741.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund
(USD Hedged) (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE International Bond Fund (USD Hedged)

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,448,887 $ — $ 6,448,887
Short-Term Investments 406,790 314,778 — 721,568
Securities Lending Collateral 12,951 — — 12,951
Options Purchased — 12,260 — 12,260
Total Securities 419,741 6,775,925 — 7,195,666
Swaps* — 18,824 — 18,824
Forward Currency Exchange
Contracts — 52,144 — 52,144
Futures Contracts* 3,421 — — 3,421
Total $ 423,162 $ 6,846,893 $ — $ 7,270,055
Liabilities
Swaps* $ — $ 14,999 $ — $ 14,999
Forward Currency Exchange
Contracts — 36,039 — 36,039
Futures Contracts* 6,488 — — 6,488
Total $ 6,488 $ 51,038 $ — $ 57,526
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1114-054Q3 09/25